Document and Entity Information	Aug. 31, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001966776
Document Type	8-K
Document Period End Date	Aug. 31, 2026
Entity Registrant Name	KKR Asset-Based Income Fund
Entity Incorporation State Country Code	DE
Entity File Number	811-23871
Entity Tax Identification Number	92-6570237
Entity Address, Address Line One	555 California Street
Entity Address, Address Line Two	50th Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94104
City Area Code	(415)
Local Phone Number	315-3620
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false